September 29, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund II Post-Effective Amendment No. 272 (File No. 033-50718) and Amendment No. 275 (File No. 811-07102) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 272 and, under the Investment Company Act of 1940, as amended, Amendment No. 275 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making the following material changes (the “Material Changes”) relating to the Trust’s Reaves Utilities and Energy Infrastructure Fund (the “Fund”):

In the Prospectus:

1)	Changing the name of the Fund to the “Reaves Infrastructure Fund.”

2)	Making related changes to the Fund’s 80% investment policy and other strategy disclosure in the “Principal Investment Strategies” section.

3)	Adding disclosure relating to Infrastructure Risk and REITs Risk and removing disclosure relating to Master Limited Partnerships Risk in the “Principal Risks” and “More Information About Risk” sections.

In the Statement of Additional Information (“SAI”):

1)	Making related changes to the Fund’s 80% investment policy in the “Investment Limitations” section under the “Non-Fundamental Policies” heading.

While not Material Changes, the Filing also reflects in the relevant sections the new, lower expense cap voluntarily agreed to by the Fund’s investment adviser with respect to the Fund. We hereby request selective review of only those portions of the Filing relating to the Material Changes. The Fund’s prospectus and SAI were most recently reviewed by the SEC Staff in connection with a filing made by the Trust, on behalf of the Fund, pursuant to Rule 485(a)(1) on September 29, 2011 (SEC Accession No. 0001135428-11-000542) (the “2011 Filing”). Aside from the Material Changes described above, substantially all of the disclosures in the Filing that differ from those in the 2011 Filing have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund III since the 2011 Filing. We also note that the “Historical Performance Data of the Adviser” section of the prospectus that was included in the 2011 Filing is no longer included in the Fund’s prospectus.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Very truly yours,

/s/ Brian T. London

Brian T. London

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